RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 28, 2025
RELATED PARTY TRANSACTIONS
Schedule of Investment in NGI
	Investment in NGI	Loan Activity		Bottle Inventory
Balance, December 31, 2023	$304,000	$		$-
2024 Activity	-		120,000	-
Balance, December 29, 2024	304,000		120,000	-
Loans to NGI			290,636	-
Water bottle inventory payments				380,861
Acquisition of NGI secured promissory note			359,221	-
Allowance for impairment	(304,000)		-	-
Loan repayment, June 2025			(360,000)
Foreclosure on the bottle inventory collateral			(409,857)	409,857
Allowance to reduce the value of bottles to the estimated net realizable value			-	(216,718)
Balance, December 28, 2025, reflected as inventory — bottled water available for sale	$0		$0	$574,000